PHOENIX PHOLIOS(SM)

   Supplement dated January 6, 2006 to the Prospectus dated November 30, 2005


IMPORTANT NOTICE TO INVESTORS

PHOENIX DIVERSIFIER PHOLIO

The following corrects a typographical error in footnote (e) to the fund expense table on page 48 of the current prospectus. The "Annual Fund Operating Expenses" portion of the table with the corrected footnote (e) is as follows:

                                                          CLASS A     CLASS C
                                                          SHARES      SHARES
                                                          ------      ------
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND
      ASSETS)
      Management Fees                                      0.10%       0.10%
      Distribution and Service (12b-1) Fees                 None       0.75%
      Other Expenses                                       0.85%       0.85%
                                                           -----       -----
      TOTAL ANNUAL FUND OPERATING EXPENSES                 0.95%       1.70%
      Expense Reduction(e)                                (0.75)%     (0.75)%
                                                          -------     -------
      NET ANNUAL FUND OPERATING EXPENSES                   0.20%       0.95%
                                                           =====       =====
    (e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2006, so that such expenses do not exceed 0.20% for Class A Shares and 0.95% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

PHOENIX INTERNATIONAL PHOLIO

The following corrects a typographical error in footnote (e) to the fund expense table on page 55 of the current prospectus. The "Annual Fund Operating Expenses" portion of the table with the corrected footnote (e) is as follows:

                                                          CLASS A     CLASS C
                                                          SHARES      SHARES
                                                          ------      ------
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND
      ASSETS)
      Management Fees                                      0.10%       0.10%
      Distribution and Service (12b-1) Fees                 None       0.75%
      Other Expenses                                       0.85%       0.85%
                                                           -----       -----
      TOTAL ANNUAL FUND OPERATING EXPENSES                 0.95%       1.70%
      Expense Reduction(e)                                (0.75)%     (0.75)%
                                                          -------     -------
      NET ANNUAL FUND OPERATING EXPENSES                   0.20%       0.95%
                                                           =====       =====
    (e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2006, so that such expenses do not exceed 0.20% for Class A Shares and 0.95% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 1794 Div&Int'l Exp Caps (1/06)